REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue from sales of goods	$ 4,662,312	$ 5,245,489	$ 5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Total	$ 4,732,869	$ 5,329,214	$ 5,954,833